ROPES & GRAY PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

Sarah Clinton

+1 617 951 7375

Sarah.Clinton@ropesgray.com

January 27, 2023

BY EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Calvert Management Series (the “Trust”) (File Nos. 002-69565 and 811-03101)

Dear Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of the Trust is the Trust’s registration statement on Form N-14 (the “Registration Statement”) relating to the issuance of shares in connection with the reorganization of each series listed in the table below (each, a “Target Fund”) into the corresponding series of the Trust listed opposite each Target Fund (each, an “Acquiring Fund”).

Series of Eaton Vance Growth Trust (Target Fund)	Series of the Trust (Acquiring Fund)
Eaton Vance Focused Global Opportunities Fund	Calvert Global Equity Fund

Series of Eaton Vance Mutual Funds Trust (Target Fund)	Series of the Trust (Acquiring Fund)
Eaton Vance Global Small-Cap Equity Fund	Calvert Global Small-Cap Equity Fund

Series of Eaton Vance Special Investment Trust (Target Fund)	Series of the Trust (Acquiring Fund)
Eaton Vance Special Equities Fund	Calvert Small/Mid-Cap Fund

The Registration Statement is proposed to become effective on February 27, 2023 pursuant to Rule 488 under the Securities Act of 1933, as amended. We would greatly appreciate receiving any comments you might have at your earliest convenience.

If you have any questions or need any clarification concerning the foregoing or this transmission, please call the undersigned at (617) 951-7375 or Jeanmarie Valle Lee at (617) 672-8655.

Very truly yours,

/s/ Sarah Clinton
Sarah Clinton

Enclosures

cc:	Deidre E. Walsh, Esq., Calvert Management Series

Jeanmarie Valle Lee, Esq.